Ordinary Shares Information	12 Months Ended
Dec. 31, 2022
Entity Information [Line Items]
Title of 12(g) Security	Ordinary Shares with no nominal value
Ordinary Shares No Par Value [Member]
Entity Information [Line Items]
Title of 12(g) Security	Ordinary Shares, no par value
Trading Symbol	ATTO
Security Exchange Name	NYSE